Option and Stock Issuance Plans	12 Months Ended
Dec. 31, 2022
VASO CORPORATION [Member]
Option and Stock Issuance Plans [Line Items]
OPTION AND STOCK ISSUANCE PLANS

NOTE P — OPTION AND STOCK ISSUANCE PLANS

2013 Stock Option and Stock Issuance Plan

On October 30, 2013, the Board of Directors approved the 2013 Stock Plan (the “2013 Plan”) for officers, directors, employees and consultants of the Company. The stock issuable under the 2013 Plan shall be shares of the Company’s authorized but unissued or reacquired common stock. The maximum number of shares of common stock which may be issued under the 2013 Plan is 7,500,000 shares.

The 2013 Plan is comprised of two separate equity programs, the Options Grant Program, under which eligible persons may be granted options to purchase shares of common stock, and the Stock Issuance Program, under which eligible persons may be issued shares of common stock directly, either through the immediate purchase of such shares or as a bonus for services rendered to the Company. The 2013 Plan provides that the Board of Directors, or a committee of the Board of Directors, will administer it with full authority to determine the identity of the recipients of the options or shares and the number of options or shares.

During the year ended December 31, 2022, 50,000 shares of common stock were granted, and 90,000 shares were forfeited, under the 2013 Plan. No shares were withheld for withholding taxes.

2016 Stock Option and Stock Issuance Plan

On June 15, 2016, the Board of Directors (“Board”) approved the 2016 Stock Plan (the “2016 Plan”) for officers, directors, and senior employees of the Corporation or any subsidiary of the Corporation. The stock issuable under the 2016 Plan shall be shares of the Company’s authorized but unissued or reacquired common stock. The maximum number of shares of common stock that may be issued under the 2016 Plan is 7,500,000 shares.

The 2016 Plan consists of a Stock Issuance Program, under which eligible persons may, at the discretion of the Board, be issued shares of common stock directly, as a bonus for services rendered or to be rendered to the Corporation or any subsidiary of the Corporation.

1,000,000 shares of common stock were granted under the 2016 Plan during the year ended December 31, 2022.

2019 Stock Option and Stock Issuance Plan

In May 2019, the Board of Directors (“Board”) approved the 2019 Stock Plan (the “2019 Plan”) for officers, directors, and senior employees of the Corporation or any subsidiary of the Corporation. The stock issuable under the 2019 Plan shall be shares of the Company’s authorized but unissued or reacquired common stock. The maximum number of shares of common stock that may be issued under the 2019 Plan is 15,000,000 shares.

The 2019 Plan consists of a Stock Issuance Program, under which eligible persons may, at the discretion of the Board, be issued shares of common stock directly, as a bonus for services rendered or to be rendered to the Corporation or any subsidiary of the Corporation.

During the year ended December 31, 2022, no shares or options were granted under the 2019 Plan.

The following table summarizes non-vested restricted shares under all plans for the year ended December 31, 2022:

	Shares Available for Future Issuance	Unvested shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2020	11,005,580	4,391,666	$0.02
Authorized	—	—	$—
Granted	(90,000)	90,000	$0.05
Vested	—	(1,491,666)	$0.02
Forfeited	—	—	$—
Expired	—	—	$—
Balance at December 31, 2021	10,915,580	2,990,000	$0.02
Authorized	—	—	$—
Granted	(1,050,000)	1,050,000	$0.11
Vested	—	(1,300,000)	$0.02
Forfeited	90,000	(90,000)	$0.05
Expired	—	—	$—
Balance at December 31, 2022	9,955,580	2,650,000	$0.06

There were 53,558,455 remaining authorized shares of common stock after reserves for all stock option plans.